Fidelity® Cash Central Fund

Annual Report

May 31, 2001

1.743118.101

Investments May 31, 2001

Showing Percentage of Net Assets

Federal Agencies - 25.7%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Fannie Mae - 12.8%
Discount Notes - 12.8%
6/14/01	6.00%	$ 20,000,000	$ 19,957,822
6/22/01	4.63	250,000,000	249,332,083
7/12/01	4.68	300,000,000	298,418,083
7/16/01	4.00	1,000,000,000	995,037,500
7/24/01	4.57	500,000,000	496,687,500
8/15/01	3.90	1,422,000,000	1,410,549,942
12/27/01	5.02	125,000,000	121,516,667
12/28/01	5.03	77,038,000	74,876,442
1/25/02	5.04	50,000,000	48,413,333
			3,714,789,372
Federal Home Loan Bank - 5.6%
Discount Notes - 5.6%
6/8/01	4.92	263,467,000	263,218,024
6/20/01	3.99	200,000,000	199,580,522
6/22/01	4.60	615,000,000	613,367,688
6/22/01	4.66	236,100,000	235,465,088
8/17/01	5.16	325,000,000	321,503,451
			1,633,134,773
Freddie Mac - 7.3%
Discount Notes - 7.3%
6/12/01	4.73	186,364,000	186,096,645
6/20/01	4.67	500,000,000	498,778,194
6/21/01	6.00	155,000,000	154,497,972
8/16/01	5.03	228,796,000	226,424,402
8/23/01	3.94	800,000,000	792,812,200
10/11/01	6.52	150,000,000	146,634,000
1/31/02	5.01	100,000,000	96,768,694
			2,102,012,107
TOTAL FEDERAL AGENCIES			7,449,936,252
U.S. Treasury Obligations - 11.7%

U.S. Treasury Bills - 8.4%
6/15/01	3.97	1,200,000,000	1,198,152,000
6/15/01	3.99	1,000,000,000	998,452,222
8/16/01	4.89	100,000,000	98,993,000
10/11/01	4.04	50,000,000	49,274,917
2/28/02	4.44	75,000,000	72,588,833
			2,417,460,972
U.S. Treasury Obligations - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
U.S. Treasury Notes - 0.9%
6/30/01	6.37%	$ 25,000,000	$ 24,985,997
7/31/01	6.25	50,000,000	49,932,779
8/15/01	4.14	150,000,000	151,120,605
9/30/01	4.27	50,000,000	50,325,114
			276,364,495
U.S. Treasury Notes - principal STRIPS - 2.4%
8/15/01	6.31	50,000,000	49,375,171
8/15/01	6.37	237,800,000	234,801,457
9/30/01	6.53	324,200,000	317,475,730
11/15/01	4.02	50,000,000	49,089,640
11/15/01	4.08	50,000,000	49,076,311
			699,818,309
TOTAL U.S. TREASURY OBLIGATIONS			3,393,643,776
Time Deposits - 10.2%

Chase Manhattan Bank
6/1/01	4.25	1,470,000,000	1,470,000,000
Credit Suisse First Boston Bank
6/1/01	4.20	400,000,000	400,000,000
State Street Bank & Trust Co.
6/1/01	4.20	600,000,000	600,000,000
Wells Fargo Bank NA, San Francisco
6/1/01	4.20	470,000,000	470,000,000
TOTAL TIME DEPOSITS			2,940,000,000
Repurchase Agreements - 60.3%
	Maturity Amount
In a joint trading account:
(U.S. Government Obligations) dated 5/31/01 due 6/1/01 At 4.18%	$ 10,481,114,392	10,479,898,000
(U.S. Treasury Obligations) dated:
3/27/01 due 6/25/01 At 4.58%	50,572,500	50,000,000
5/31/01 due 6/1/01 At 4.04%	6,629,105,719	6,628,361,000
Repurchase Agreements - continued
	Maturity Amount	Value (Note 1)
With:
Lehman Brothers Commercial Paper, Inc. At 4.29%, dated 5/31/01 due 6/1/01 (Commercial Paper Obligations) (principal amount $139,418,000) 0% - 5.12%, 6/1/01 - 2/25/02	$ 135,016,088	$ 135,000,000
Morgan Stanley & Co. At 4.25%, dated 5/31/01 due 6/1/01 (Commercial Paper Obligations) (principal amount $155,896,000) 0%, 6/8/01 - 8/24/01	150,017,708	150,000,000
TOTAL REPURCHASE AGREEMENTS		17,443,259,000
TOTAL INVESTMENT PORTFOLIO - 107.9%		31,226,839,028
NET OTHER ASSETS - (7.9)%		(2,299,190,357)
NET ASSETS - 100%		$ 28,927,648,671
Total Cost for Income Tax Purposes $ 31,226,839,028
Other Information

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which loans were outstanding amounted to $25,682,024. The weighted average interest rate was 6.18%. Interest earned from the interfund lending program amounted to $366,024 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

Income Tax Information

A total of 16.93% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax (unaudited). The fund will notify shareholders in January 2002 of amounts for use in preparing 2001 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2001
Assets
Investment in securities, at value (including repurchase agreements of $17,443,259,000) - See accompanying schedule		$ 31,226,839,028
Interest receivable		8,276,171
Prepaid expenses		128,280
Total assets		31,235,243,479
Liabilities
Payable to custodian bank	$ 844
Payable for investments purchased	2,196,604,222
Distributions payable	110,887,001
Other payables and accrued expenses	102,741
Total liabilities		2,307,594,808
Net Assets		$ 28,927,648,671
Net Assets consist of:
Paid in capital		$ 28,926,966,697
Accumulated net realized gain (loss) on investments		681,974
Net Assets, for 28,921,955,162 shares outstanding		$ 28,927,648,671
Net Asset Value, offering price and redemption price per share ($28,927,648,671 ÷ 28,921,955,162 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended May 31, 2001
Investment Income Interest		$ 1,924,772,588
Expenses
Non-interested trustees' compensation	$ 111,070
Custodian fees and expenses	157,645
Audit	22,053
Legal	7,491
Insurance	200,712
Total expenses		498,971
Net investment income		1,924,273,617
Net Realized Gain (Loss) on Investments		2,689,490
Net increase in net assets resulting from operations		$ 1,926,963,107

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended May 31, 2001	Year ended May 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 1,924,273,617	$ 1,230,635,347
Net realized gain (loss)	2,689,490	(1,562,077)
Net increase (decrease) in net assets resulting from operations	1,926,963,107	1,229,073,270
Distributions to shareholders from net investment income	(1,924,273,617)	(1,230,635,347)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	206,993,568,831	166,180,212,247
Cost of shares redeemed	(201,955,552,679)	(164,377,383,075)
Net increase (decrease) in net assets resulting from share transactions	5,038,016,152	1,802,829,172
Total increase (decrease) in net assets	5,040,705,642	1,801,267,095
Net Assets
Beginning of period	23,886,943,029	22,085,675,934
End of period	$ 28,927,648,671	$ 23,886,943,029

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended May 31,	2001	2000	1999	1998	1997 C
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations Net investment income	.060	.054	.051	.056	.033
Less Distributions
From net investment income	(.060)	(.054)	(.051)	(.056)	(.033)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B	6.21%	5.50%	5.19%	5.74%	3.35%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 28,927,649	$ 23,886,943	$ 22,085,676	$ 16,010,161	$ 17,438,066
Ratio of expenses to average net assets	.0016%	.0017%	.0016%	.0016%	.0008% A
Ratio of net investment income to average net assets	6.04%	5.38%	5.04%	5.58%	5.45% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C For the period October 21, 1996 (commencement of operations) to May 31, 1997.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended May 31, 2001

1. Significant Accounting Policies.

Fidelity® Cash Central Fund (the fund) is a fund of Fidelity Revere Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. Shares of the fund are only offered to other investment companies and accounts (the investing funds) managed by Fidelity Management & Research Company (FMR), or its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Dividends are declared daily and paid monthly from net investment income.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by Fidelity Investments Money Management, Inc. (FIMM), are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FIMM,

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Repurchase Agreements - continued

the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. Joint Trading Account.

At the end of the period, the fund had 20% or more of its total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FIMM. The investments in repurchase agreements through the joint trading account are summarized as follows:

Summary of Joint Trading

Dated May 31, 2001, due June 1, 2001	4.18%
Number of dealers or banks	17
Maximum amount with one dealer or bank	27.2%
Aggregate principal amount of agreements	$13,222,898,000
Aggregate maturity amount of agreements	$13,224,432,769
Aggregate market value of transferred assets	$13,502,992,953
Coupon rates of transferred assets	0% to 16.0%
Maturity dates of transferred assets	6/1/01 to 7/15/45
Dated March 27, 2001, due June 25, 2001	4.58%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$300,000,000
Aggregate maturity amount of agreements	$303,435,000
Aggregate market value of transferred assets	$308,550,547
Coupon rates of transferred assets	5.75% to 6.5%
Maturity dates of transferred assets	11/30/01 to 2/15/10
Dated May 31, 2001, due June 1, 2001	4.04%
Number of dealers or banks	11
Maximum amount with one dealer or bank	26.0%
Aggregate principal amount of agreements	$7,694,167,000
Aggregate maturity amount of agreements	$7,695,031,466
Aggregate market value of transferred assets	$7,863,925,330
Coupon rates of transferred assets	0% to 13.75%
Maturity dates of transferred assets	6/7/01 to 2/15/31

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FIMM, a wholly owned subsidiary of FMR, receives a monthly management fee from FMR. This fee is based on the management fee FMR receives from the investing funds, and a percentage of the average net assets invested by the investing funds in the fund.

Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC does not receive any fees for its transfer agency services. Fidelity Service Company, Inc., also an affiliate of FMR, maintains the fund's accounting records. Pursuant to its management contract with the fund, FIMM pays the fees associated with the fund's accounting functions.

Money Market Insurance. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other money market funds advised by FMR or its affiliates, has entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. The fund pays premiums to FIDFUNDS on a calendar year basis, which are amortized over one year.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's schedule of investments.

5. Beneficial Interest.

At the end of the period, all of the outstanding shares of the fund were held by mutual funds managed by FMR or a FMR affiliate.

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Revere Street Trust and the Shareholders of Fidelity Cash Central Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Cash Central Fund (a fund of Fidelity Revere Street Trust) at May 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Cash Central Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
June 29, 2001

Annual Report

Fidelity® Municipal
Cash Central Fund

Annual Report

May 31, 2001

1.743117.101

Investments May 31, 2001

Showing Percentage of Net Assets

Municipal Securities - 99.5%
	Principal Amount	Value (Note 1)
Alabama - 0.8%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series 1999 A, 3.05%, VRDN (a)	$ 1,400,000	$ 1,400,000
Decatur Indl. Dev. Board Solid Waste Disp. Rev. (Amoco Chemical Co. Proj.) Series 1995, 3.2% (BP PLC Guaranteed), VRDN (a)(b)	2,750,000	2,750,000
		4,150,000
Arizona - 3.0%
Arizona Health Facilities Auth. Rev. (Arizona Health Care Pooled Fing. Prog.) Series 2000 A, 3.2% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	6,400,000	6,400,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Auth. Rev. (Sands Apts. Proj.) Series 2001 A, 3.05%, LOC Fannie Mae, VRDN (a)(b)	3,565,000	3,565,000
Navajo County Indl. Dev. Auth. Ind. Rev. (Citizens Communications Co. Proj.) Series 1997 B, 4.5%, VRDN (a)(b)	5,185,000	5,185,000
		15,150,000
Arkansas - 0.2%
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) Series 1998, 3.2%, LOC Amsouth Bank NA, Birmingham, VRDN (a)(b)	1,000,000	1,000,000
Colorado - 1.8%
Denver City & County Arpt. Rev. Participating VRDN Series FRRI L27, 3.25% (Liquidity Facility Lehman Brothers, Inc.) (a)(b)(c)	9,500,000	9,500,000
Delaware - 4.6%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1988, 3.45%, VRDN (a)(b)	10,800,000	10,800,000
Series 1994, 3.45%, VRDN (a)(b)	12,900,000	12,900,000
		23,700,000
District of Columbia - 3.8%
District of Columbia Gen. Oblig. Participating VRDN Series PA 568, 3.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,165,000	4,165,000
District of Columbia Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN Series RF 00 4, 3.2% (Liquidity Facility Bank of New York NA) (a)(b)(c)	1,975,000	1,975,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
District of Columbia - continued
Metro. Washington Arpts. Auth. Participating VRDN Series BS 01 130, 3.2% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)(c)	$ 11,060,000	$ 11,060,000
Metro. Washington Arpt. Rev. Participating VRDN Series FRRI 01 L4, 3.25% (Liquidity Facility Lehman Brothers, Inc.) (a)(b)(c)	2,500,000	2,500,000
		19,700,000
Florida - 2.7%
Collier County Health Facilities Auth. Hosp. Rev. (Cleveland Clinic Health Sys. Proj.) Series 1999, 3.15% (Liquidity Facility Bank One NA, Michigan), VRDN (a)	3,500,000	3,500,000
Escambia County Hsg. Fin. Rev. Participating VRDN Series RF 00 15, 3.15% (Liquidity Facility Bank of New York NA) (a)(b)(c)	2,300,000	2,300,000
Florida Board of Ed. Lottery Rev. Participating VRDN Series BS 01 115, 3.2% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	3,000,000	3,000,000
Saint Lucie County Solid Waste Disp. 3.3%, VRDN (a)(b)	5,000,000	5,000,000
		13,800,000
Georgia - 6.4%
Atlanta Arpt. Rev. Participating VRDN Series EGL 00 1003, 3.05% (Liquidity Facility Citibank NA, New York) (a)(c)	5,000,000	5,000,000
Bibb County Gen. Oblig. Participating VRDN Series CDC 00 A, 3.07% (Liquidity Facility Caisse des Depots et Consignations) (a)(c)	8,345,000	8,345,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Co. Vogtle Proj.) Series 1999 B, 3.1% (AMBAC Insured), VRDN (a)	11,400,000	11,400,000
Fulton County Hsg. Auth. Multi-family Hsg. Rev. (Champions Green Apts. Proj.) Series A, 3%, LOC Southtrust Bank NA, VRDN (a)	3,295,000	3,295,000
Macon-Bibb County Indl. Auth. Dev. (Diamond Plastics Corp. Proj.) Series 1999, 3.1%, LOC Bank of America NA, VRDN (a)(b)	2,600,000	2,600,000
Summerville Indl. Dev. Auth. Facility Rev. (Image Ind., Inc. Proj.) Series 1997, 3.08%, LOC First Union Nat'l. Bank, North Carolina, VRDN (a)(b)	2,400,000	2,400,000
		33,040,000
Illinois - 5.5%
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. Series A, 3.1%, LOC Citibank NA, New York, VRDN (a)(b)	10,000,000	10,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Illinois - continued
City of Rolling Meadows Solid Waste Disp. Rev. (BFI Waste Sys. of North America Proj.) Series 1999, 3.05%, LOC Bank One NA, Chicago, VRDN (a)(b)	$ 2,880,000	$ 2,880,000
Illinois Dev. Fin. Auth. Rev. (AMR Pooled Fing. Prog.) Series 1999 B1, 3.2%, LOC Harris Trust & Savings Bank, Chicago, VRDN (a)	3,185,000	3,185,000
Illinois Health Facilities Auth. Rev.:
(Combined Central Health Care Corp. & Northwest Cmnty. Hosp. Proj.) Series 1985 B, 3.2%, LOC Harris Trust & Savings Bank, Chicago, VRDN (a)	2,145,000	2,145,000
(Southern Illinois Health Care Proj.) 3.15% (MBIA Insured), VRDN (a)	3,845,000	3,845,000
Illinois Student Assistance Commission Student Ln. Rev. Series 1996 A, 3%, LOC Bank of America NA, VRDN (a)(b)	2,200,000	2,200,000
Madison County Envir. Impt. Rev. (Shell Wood River Refining Co. Proj.) Series 1998 A, 3.2% (Shell Oil Co. Guaranteed), VRDN (a)(b)	2,600,000	2,600,000
Saint Charles Indl. Dev. Rev. (Pier 1 Imports-Midwest, Inc. Proj.) Series 1986, 3.25%, LOC Bank One, Texas NA, VRDN (a)(b)	1,300,000	1,300,000
		28,155,000
Indiana - 2.8%
Burns Hbr. Indl. Dev. Rev. (J&F Steel Corp. Proj.) 3.25%, LOC Societe Generale, VRDN (a)(b)	1,400,000	1,400,000
Elkhart County Econ. Dev. Rev. (Burger Dairy Proj.) 3.4%, LOC Old Kent Bank, Michigan, VRDN (a)(b)	970,000	970,000
Indianapolis Resource Recovery Rev. (Ogden Martin Sys., Inc. Proj.) Series 1987, 3.1%, LOC Westdeutsche Landesbank Girozentrale, VRDN (a)(b)	8,200,000	8,200,000
Petersburg Solid Waste Disp. Rev. (Indianapolis Pwr. & Lt. Co. Proj.) Series 1995 C, 4.15%, VRDN (a)(b)	3,600,000	3,600,000
		14,170,000
Iowa - 0.4%
Iowa Fin. Auth. Indl. Dev. Rev. (Grafco Industries Proj.) Series 1999, 3.15%, LOC Bank of America NA, VRDN (a)(b)	1,900,000	1,900,000
Kansas - 1.6%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) Series 2000, 3.1%, LOC Bank of America NA, VRDN (a)(b)	3,600,000	3,600,000
La Cygne Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series 1994, 4.4%, VRDN (a)	4,500,000	4,500,000
		8,100,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Kentucky - 2.4%
Carroll County Solid Waste Disp. Rev. (North American Stainless LP Proj.) Series 2000, 3.1%, LOC Bank One NA, Chicago, VRDN (a)(b)	$ 9,570,000	$ 9,570,000
Kentucky Econ. Dev. Fin. Auth. Indl. Bldg. Rev. (Republic Svcs., Inc. Proj.) Series 2000, 3.1%, LOC Bank of America NA, VRDN (a)(b)	2,920,000	2,920,000
		12,490,000
Louisiana - 7.7%
Caddo Parish Indl. Dev. Board Exempt Facilities Rev. (Atlas Proj.) Series 1996 A, 3.2%, LOC Deutsche Bank AG, VRDN (a)(b)	2,500,000	2,500,000
Calcasieu Parish Indl. Dev. Board Envir. Rev. (Citgo Petroleum Corp. Proj.) 3.25%, LOC BNP Paribas SA, VRDN (a)(b)	3,000,000	3,000,000
Calcasieu Parish Pub. Trust Auth. Solid Waste Disp. Rev. (PPG Industries, Inc. Proj.) Series 1994, 3.05%, VRDN (a)(b)	7,300,000	7,300,000
Lousiana Local Govt. Envir. Facilities Cmnty. Dev. Auth. Rev. (Shreveport/Independence Proj.) 3.1% (MBIA Insured), VRDN (a)	2,800,000	2,800,000
Plaquemines Parish Envir. Rev. (BP Exploration & Oil, Inc. Proj.) Series 1995, 3.2%, VRDN (a)(b)	1,500,000	1,500,000
West Baton Rouge Parish Indl. District #3 Rev. (Dow Chemical Co. Proj.):
Series 1994 A, 3.25%, VRDN (a)(b)	3,700,000	3,700,000
Series 1995, 3.25%, VRDN (a)(b)	18,900,000	18,900,000
		39,700,000
Maryland - 0.7%
Maryland Cmnty. Dev. Administration Dept. Hsg. & Cmnty. Dev. Participating VRDN Series FRRI A66, 3.25% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(c)	3,840,000	3,840,000
Michigan - 0.2%
Michigan Strategic Fund Ltd. Oblig. Rev. (Mans Proj.) Series 1998, 3.15%, LOC Comerica Bank, Detroit, VRDN (a)(b)	1,115,000	1,115,000
Minnesota - 0.4%
Plymouth Multi-family Hsg. Rev. (At the Lakes Apts. Proj.) Series 1997 A, 3.25% (Fannie Mae Guaranteed), VRDN (a)(b)	2,265,000	2,265,000
Mississippi - 1.1%
Mississippi Gen. Oblig. Participating VRDN Series Putters 169, 3.05% (Liquidity Facility Morgan Guaranty Trust Co., NY) (a)(c)	5,660,000	5,660,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Nebraska - 1.0%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Participating VRDN Series Merlots 00 UU, 3.16% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(b)(c)	$ 2,820,000	$ 2,820,000
Omaha Gen. Oblig. Participating VRDN Series BS 00 108, 3.2% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	2,495,000	2,495,000
		5,315,000
New York - 0.6%
New York State Energy Research & Dev. Auth. Poll. Cont. Rev. (Niagara Mohawk Pwr. Corp. Proj.) Series B, 3.3%, LOC Morgan Guaranty Trust Co., NY, VRDN (a)(b)	3,000,000	3,000,000
North Carolina - 4.3%
Cleveland County Indl. Facilities & Poll. Cont. Fin. Auth. Solid Waste Disp. Rev. (PPG Ind. Proj.) 3.05%, VRDN (a)(b)	3,300,000	3,300,000
Durham Hsg. Auth. Multi-family Hsg. Rev. (Lakeside Garden Apts. Proj.) 3.15%, LOC Suntrust Bank, VRDN (a)(b)	6,880,000	6,880,000
Gaston County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Duke Energy Corp. Proj.) Series 1999, 3.25%, VRDN (a)(b)	7,000,000	7,000,000
North Carolina Hsg. Fin. Agcy. Participating VRDN Series Merlots 00 A37, 3.16% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(b)(c)	5,015,000	5,015,000
		22,195,000
Ohio - 0.4%
Mahoning County Hosp. Facilities Rev. (Forum Health Obligated Group Proj.) Series 1997 B, 3.02% (MBIA Insured) (BPA Bank One NA), VRDN (a)	2,100,000	2,100,000
Oklahoma - 6.5%
Oklahoma County Fin. Auth. Multi-family Hsg. Rev. (Oxford Oaks Apts. Projs.) Series 2000, 3.02%, LOC Fannie Mae, VRDN (a)	21,695,000	21,695,000
Oklahoma Dev. Fin. Auth. Hosp. Rev. (Deaconess Health Care Corp. Proj.) Series 2000 A, 3.2%, LOC KBC Bank, NV, VRDN (a)	7,000,000	7,000,000
Oklahoma Dev. Fin. Auth. Rev. (Oklahoma Hosp. Assoc. Proj.) Series 1999 A, 3.2% (CDC Fdg. Corp. Guaranteed), VRDN (a)	3,700,000	3,700,000
Oklahoma Hsg. Fin. Auth. Single Family Rev. Participating VRDN Series LB 99 A5, 3.25% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(b)(c)	975,000	975,000
		33,370,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Oregon - 1.1%
Washington, Multnomah & Yamhill County School District No. 1J Participating VRDN Series Putters 171, 3.05% (Liquidity Facility Morgan Guaranty Trust Co., NY) (a)(c)	$ 5,410,000	$ 5,410,000
Pennsylvania - 0.8%
Allegheny County Indl. Dev. Auth. Rev. (Union Elec. Steel Co. Proj.) Series 1996 A, 3.15%, LOC PNC Bank NA, VRDN (a)(b)	1,000,000	1,000,000
Northeastern Pennsylvania Hosp. & Edl. Auth. Health Care Rev. (Wyoming Valley Health Care Proj.) Series 1994 A, 3.15% (AMBAC Insured), VRDN (a)	2,100,000	2,100,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. Series 1997 B2, 3.15%, LOC PNC Bank NA, VRDN (a)(b)	900,000	900,000
		4,000,000
South Carolina - 1.7%
Berkeley County Exempt Facilities Indl. Rev. (AMOCO Corp. Proj.) Series 1998, 3.2%, VRDN (a)(b)	2,100,000	2,100,000
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series B, 3.25%, VRDN (a)(b)	6,500,000	6,500,000
		8,600,000
South Dakota - 1.3%
South Dakota Hsg. Dev. Auth. Participating VRDN Series Merlots 00 GGG, 3.16% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(b)(c)	6,865,000	6,865,000
Tennessee - 4.7%
Chattanooga Indl. Dev. Board Indl. Rev. (Southern Foundry Supply Proj.) Series 1996, 3.15%, LOC Suntrust Bank, VRDN (a)(b)	2,800,000	2,800,000
Knoxville Util. Board Rev. (Wtr. Sys. Proj.) Series 2000, 3.05% (FSA Insured), VRDN (a)	14,300,000	14,300,000
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Participating VRDN Series Merlots 00 C, 3.16% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(b)(c)	3,000,000	3,000,000
Sevier County Pub. Bldg. Auth. Series IV B12, 3.15% (FSA Insured), VRDN (a)	3,900,000	3,900,000
		24,000,000
Texas - 20.9%
Austin Wtr. & Wastewtr. Sys. Rev. Participating VRDN Series EGL 00 4303, 3.05% (Liquidity Facility Citibank NA, New York) (a)(c)	5,000,000	5,000,000
Bexar County Health Facilities Dev. Corp. Rev. (Warm Springs Rehabilitation Proj.) Series 1997, 3.1%, LOC Chase Bank of Texas NA, VRDN (a)	8,725,000	8,725,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Texas - continued
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series 1996 B, 3.3% (AMBAC Insured) (BPA Bank of New York NA), VRDN (a)(b)	$ 10,200,000	$ 10,200,000
Brazos River Hbr. Navigation District of Brazoria County Rev. (Dow Chemical Co. Proj.) Series 1996, 3.25%, VRDN (a)(b)	1,700,000	1,700,000
Calhoun County Solid Waste Disp. Rev. (Formosa Plastics Corp. Proj.) Series 2000, 3.1%, LOC Bank of America NA, VRDN (a)(b)	1,400,000	1,400,000
Gulf Coast Indl. Dev. Auth. Envir. Facilities Rev. (Citgo Petroleum Corp. Proj.) Series 2001, 3.25%, LOC Royal Bank of Canada, VRDN (a)(b)	7,200,000	7,200,000
Gulf Coast Indl. Dev. Auth. Solid Waste Disp. Rev. (Citgo Petroleum Corp. Proj.):
Series 1995, 3.25%, LOC Bank of America NA, VRDN (a)(b)	7,450,000	7,450,000
3.25%, LOC Wachovia Bank NA, VRDN (a)(b)	19,400,000	19,400,000
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev. (Amoco Oil Co. Proj.):
Series 1997, 3.2%, VRDN (a)(b)	1,700,000	1,700,000
Series 2001, 3.2%, VRDN (a)(b)	9,400,000	9,400,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Houston Music Hall-Hobby Ctr. Proj.) Series 1999, 3.1%, LOC Chase Bank of Texas NA, VRDN (a)	3,500,000	3,500,000
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Children's Hosp. Proj.) Series 1999 B1, 3% (MBIA Insured), VRDN (a)	12,100,000	12,100,000
Harris County Health Facilities Dev. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.) Series 1999 B, 3.1% (FSA Insured), VRDN (a)	2,100,000	2,100,000
Houston Arpt. Sys. Rev. Participating VRDN Series EGL 01 4306, 3.05% (Liquidity Facility Citibank NA, New York) (a)(c)	4,910,000	4,910,000
Port Corpus Christi Indl. Dev. Corp. Swr. & Solid Waste Rev. (Citgo Petroleum Corp. Proj.) Series 1996, 3.25%, LOC BNP Paribas SA, VRDN (a)(b)	6,000,000	6,000,000
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.):
Series 1995 A, 3.2%, LOC Morgan Guaranty Trust Co., NY, VRDN (a)(b)	4,500,000	4,500,000
Series 1995 C, 3.3%, LOC Chase Manhattan Bank, VRDN (a)(b)	2,000,000	2,000,000
		107,285,000
Utah - 0.3%
Provo City Hsg. Rev. (Branbury Park Proj.) Series 1987 B, 3.12%, LOC Bank One, Arizona NA, VRDN (a)(b)	1,300,000	1,300,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Virginia - 6.0%
Dinwiddie County Indl. Dev. Auth. Exempt Facility Rev. (Chaparral Steel VA Proj.) Series 1998 A, 3.3%, LOC Bank of America NA, VRDN (a)(b)	$ 13,000,000	$ 13,000,000
King George County Indl. Dev. Auth. Solid Waste Disp. Fac. Rev. (Garnet of Virginia, Inc. Proj.) Series 1996, 3.1%, LOC Morgan Guaranty Trust Co., NY, VRDN (a)(b)	1,300,000	1,300,000
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN Series Putters 134, 3.05% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(c)	9,500,000	9,500,000
Virginia Trans. Board Trans. Contract Rev. Participating VRDN Series FRRI 99 A6, 3.25% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(c)	6,980,000	6,980,000
		30,780,000
Washington - 2.3%
Chelan County Pub. Util. District #1 Rev. Participating VRDN Series Merlots 00 R, 3.16% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(b)(c)	2,400,000	2,400,000
Pierce County Econ. Dev. Corp. Rev. (K&M Hldgs. II Proj.) Series 1997, 3.35%, LOC Wells Fargo Bank NA, San Francisco, VRDN (a)(b)	1,500,000	1,500,000
Washington Econ. Dev. Fin. Auth. Rev. (Ferry Brothers, Inc. Proj.) 3.17%, LOC Key Bank Nat'l. Assoc., VRDN (a)(b)	1,865,000	1,865,000
Washington Gen. Oblig. Participating VRDN Series EGL 00 4703, 3.05% (Liquidity Facility Citibank NA, New York) (a)(c)	5,000,000	5,000,000
Washington Hsg. Fin. Commission Participating VRDN Series Merlots 97 D, 3.16% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(b)(c)	825,000	825,000
		11,590,000
Wisconsin - 0.5%
Wisconsin Hsg. & Econ. Dev. Auth. Single Family Rev. Participating VRDN Series PT 324, 3.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	2,360,000	2,360,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Wyoming - 1.0%
Sublette County Poll. Cont. Rev. (Exxon Corp. Proj.) Series 1987 A, 3.15%, VRDN (a)(b)	$ 5,220,000	$ 5,220,000
TOTAL INVESTMENT PORTFOLIO - 99.5%		510,825,000
NET OTHER ASSETS - 0.5%		2,534,868
NET ASSETS - 100%		$ 513,359,868
Total Cost for Income Tax Purposes $ 510,825,000
Security Type Abbreviations
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Provides evidence of ownership in one or more underlying municipal bonds.
Income Tax Information
At May 31, 2001, the fund had a capital loss carryforward of approximately $7,000 of which $4,000, $1,000 and $2,000 will expire on May 31, 2005, 2007 and 2009, respectively.

During fiscal year ended 2001, 100% of the fund's income dividends was free from federal income tax, and 63.24% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited). The fund will notify shareholders in January 2002 of amounts for use in preparing 2001 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2001
Assets
Investment in securities, at value - See accompanying schedule		$ 510,825,000
Cash		5,007,381
Receivable for investments sold		1,500,205
Interest receivable		2,268,489
Prepaid expenses		32,796
Total assets		519,633,871
Liabilities
Payable for investments purchased	$ 5,006,821
Distributions payable	1,253,665
Other payables and accrued expenses	13,517
Total liabilities		6,274,003
Net Assets		$ 513,359,868
Net Assets consist of:
Paid in capital		$ 513,367,132
Accumulated net realized gain (loss) on investments		(7,264)
Net Assets, for 513,366,718 shares outstanding		$ 513,359,868
Net Asset Value, offering price and redemption price per share ($513,359,868 ÷ 513,366,718 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended May 31, 2001
Investment Income Interest		$ 51,585,442
Expenses
Non-interested trustees' compensation	$ 4,852
Custodian fees and expenses	51,396
Audit	23,718
Legal	239
Insurance	52,072
Total expenses before reductions	132,277
Expense reductions	(36,870)	95,407
Net investment income		51,490,035
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		30,351
Increase (decrease) in net unrealized gain from accretion of market discount		(221)
Net gain (loss)		30,130
Net increase in net assets resulting from operations		$ 51,520,165

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended May 31, 2001	Year ended May 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 51,490,035	$ 48,114,963
Net realized gain (loss)	30,351	(319)
Increase (decrease) in net unrealized gain from accretion of market discount	(221)	221
Net increase (decrease) in net assets resulting from operations	51,520,165	48,114,865
Distributions to shareholders from net investment income	(51,490,035)	(48,114,963)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	10,627,454,387	12,086,540,118
Cost of shares redeemed	(11,325,093,175)	(11,721,480,490)
Net increase (decrease) in net assets resulting from share transactions	(697,638,788)	365,059,628
Total increase (decrease) in net assets	(697,608,658)	365,059,530
Net Assets
Beginning of period	1,210,968,526	845,908,996
End of period	$ 513,359,868	$ 1,210,968,526

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended May 31,	2001	2000	1999	1998	1997 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations Net investment income	.039	.037	.033	.037	.012
Less Distributions
From net investment income	(.039)	(.037)	(.033)	(.037)	(.012)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C	4.01%	3.74%	3.35%	3.78%	1.25%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 513,360	$ 1,210,969	$ 845,909	$ 128,352	$ 276,577
Ratio of expenses to average net assets	.0101%	.0087%	.0095%	.0203%	.0245% A
Ratio of expenses to average net assets after expense reductions	.0073% E	.0040% E	.0071% E	.0175% E	.0245% A
Ratio of net investment income to average net assets	3.92%	3.69%	3.12%	3.72%	3.59% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period January 27, 1997 (commencement of operations) to May 31, 1997.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended May 31, 2001

1. Significant Accounting Policies.

Fidelity® Municipal Cash Central Fund (the fund) is a fund of Fidelity Revere Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. Shares of the fund are only offered to other investment companies and accounts (the investing funds) managed by Fidelity Management & Research Company (FMR), or its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned. Accretion of discount represents unrealized gain until realized at the time of a security disposition or maturity.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Dividends are declared daily and paid monthly from net investment income.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, Fidelity Investments Money Management, Inc. (FIMM), a wholly owned subsidiary of FMR, receives a monthly management fee from FMR. This fee is based on the management fee FMR receives from the investing funds, and a percentage of the average net assets invested by the investing funds in the fund.

Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC does not receive any fees for its transfer agency services. Fidelity Service Company, Inc., also an affiliate of FMR, maintains the fund's accounting records. Pursuant to its management contract with the fund, FIMM pays the fees associated with the fund's accounting functions.

Annual Report

Notes to Financial Statements - continued

2. Fees and Other Transactions with Affiliates - continued

Money Market Insurance. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other money market funds advised by FMR or its affiliates, has entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. The fund pays premiums to FIDFUNDS on a calendar year basis, which are amortized over one year.

3. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period these credits reduced the fund's custody expenses by $36,870.

4. Beneficial Interest.

At the end of the period, all of the outstanding shares of the fund were held by mutual funds managed by FMR or a FMR affiliate.

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Revere Street Trust and the Shareholders of Fidelity Municipal Cash Central Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Municipal Cash Central Fund (a fund of Fidelity Revere Street Trust) at May 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Municipal Cash Central Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
June 29, 2001

Annual Report

Fidelity® Securities Lending
Cash Central Fund

Annual Report

May 31, 2001

1.734009.102

Investments May 31, 2001

Showing Percentage of Net Assets

Certificates of Deposit - 2.5%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
London Branch, Eurodollar, Foreign Banks - 2.5%
RaboBank Nederland Coop. Central
6/18/01	4.09%	$ 100,000,000	$ 100,000,470
Time Deposits - 17.9%

Barclays Bank PLC
6/1/01	4.25	240,000,000	240,000,000
UBS AG
6/1/01	4.25	240,000,000	240,000,000
Wachovia Bank NA
6/1/01	4.28	240,000,000	240,000,000
TOTAL TIME DEPOSITS			720,000,000
Repurchase Agreements - 80.0%
	Maturity Amount
In a joint trading account:
(U.S. Government Obligations) dated 5/31/01 due 6/1/01 At:
4.16%	$ 224,443,933	224,418,000
4.18%	2,743,318,377	2,743,000,000
(U.S. Treasury Obligations) dated 5/31/01 due 6/1/01 At 4.04%	157,181,637	157,164,000
With Lehman Brothers Commercial Paper, Inc. At 4.29%, dated 5/31/01 due 6/1/01 (Commercial Paper Obligations) (principal amount $102,001,000) 0%, 6/8/01 - 11/26/01	100,011,917	100,000,000
TOTAL REPURCHASE AGREEMENTS		3,224,582,000
TOTAL INVESTMENT PORTFOLIO - 100.4%		4,044,582,470
NET OTHER ASSETS - (0.4)%		(15,235,149)
NET ASSETS - 100%		$ 4,029,347,321
Total Cost for Income Tax Purposes $ 4,044,582,470
Income Tax Information
At May 31, 2001, the fund had a capital loss carryforward of approximately $1,000 all of which will expire on May 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2001
Assets
Investment in securities, at value (including repurchase agreements of $3,224,582,000) - See accompanying schedule		$ 4,044,582,470
Cash		47
Interest receivable		641,121
Prepaid expenses		20,748
Total assets		4,045,244,386
Liabilities
Distributions payable	$ 15,841,680
Other payables and accrued expenses	55,385
Total liabilities		15,897,065
Net Assets		$ 4,029,347,321
Net Assets consist of:
Paid in capital		$ 4,029,348,314
Accumulated net realized gain (loss) on investments		(993)
Net Assets, for 4,029,341,677 shares outstanding		$ 4,029,347,321
Net Asset Value, offering price and redemption price per share ($4,029,347,321 ÷ 4,029,341,677 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended May 31, 2001
Investment Income Interest		$ 244,725,962
Expenses
Accounting fees and expenses	$ 340,810
Non-interested trustees' compensation	14,696
Custodian fees and expenses	22,870
Audit	22,223
Legal	821
Insurance	32,508
Total expenses before reductions	433,928
Expense reductions	(7,230)	426,698
Net investment income		244,299,264
Net Realized Gain (Loss) on Investments		(993)
Net increase in net assets resulting from operations		$ 244,298,271

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended May 31, 2001	July 1, 1999 (commencement of operations) to May 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 244,299,264	$ 262,658,240
Net realized gain (loss)	(993)	6,637
Net increase (decrease) in net assets resulting from operations	244,298,271	262,664,877
Distributions to shareholders from net investment income	(244,299,264)	(262,658,240)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	22,111,709,516	28,984,937,158
Cost of shares redeemed	(24,706,201,504)	(22,361,103,493)
Net increase (decrease) in net assets resulting from share transactions	(2,594,491,988)	6,623,833,665
Total increase (decrease) in net assets	(2,594,492,981)	6,623,840,302
Net Assets
Beginning of period	6,623,840,302	-
End of period	$ 4,029,347,321	$ 6,623,840,302

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended May 31,	2001	2000 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000
Income from Investment Operations Net investment income	.060	.051
Less Distributions
From net investment income	(.060)	(.051)
Net asset value, end of period	$ 1.000	$ 1.000
Total Return B, C	6.22%	5.17%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 4,029,347	$ 6,623,840
Ratio of expenses to average net assets	.0107%	.0093% A
Ratio of expenses to average net assets after expense reductions	.0105% E	.0093% A
Ratio of net investment income to average net assets	6.04%	5.75% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period July 1, 1999 (commencement of operations) to May 31, 2000.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended May 31, 2001

1. Significant Accounting Policies.

Fidelity® Securities Lending Cash Central Fund (the fund) is a fund of Fidelity Revere Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. Shares of the fund are only offered to other investment companies and accounts (the investing funds) managed by Fidelity Management & Research Company (FMR), or its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Dividends are declared daily and paid monthly from net investment income.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by Fidelity Investments Money Management, Inc. (FIMM), are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FIMM, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Annual Report

Notes to Financial Statements - continued

3. Joint Trading Account.

At the end of the period, the fund had 20% or more of its total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FIMM. The investments in repurchase agreements through the joint trading account are summarized as follows:

Summary of Joint Trading

Dated May 31, 2001, due June 1, 2001	4.16%
Number of dealers or banks	3
Maximum amount with one dealer or bank	62.5%
Aggregate principal amount of agreements	$800,000,000
Aggregate maturity amount of agreements	$800,092,444
Aggregate market value of transferred assets	$816,088,932
Coupon rates of transferred assets	0% to 6.75%
Maturity dates of transferred assets	6/22/01 to 1/25/14
Dated May 31, 2001, due June 1, 2001	4.18%
Number of dealers or banks	17
Maximum amount with one dealer or bank	27.2%
Aggregate principal amount of agreements	$13,222,898,000
Aggregate maturity amount of agreements	$13,224,432,769
Aggregate market value of transferred assets	$13,502,992,953
Coupon rates of transferred assets	0% to 16.0%
Maturity dates of transferred assets	6/1/01 to 7/15/45
Dated May 31, 2001, due June 1, 2001	4.04%
Number of dealers or banks	4
Maximum amount with one dealer or bank	71.9%
Aggregate principal amount of agreements	$712,435,000
Aggregate maturity amount of agreements	$712,514,951
Aggregate market value of transferred assets	$727,224,720
Coupon rates of transferred assets	0% to 10.63%
Maturity dates of transferred assets	8/23/01 to 2/15/31

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FIMM, a wholly owned subsidiary of FMR, receives a monthly management fee from FMR. For the services of FIMM under the management contract, FMR, on behalf of the fund, pays FIMM a monthly management fee.

Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC does not receive any fees for its transfer agency services.

Accounting Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Money Market Insurance. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other money market funds advised by FMR or its affiliates, has entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. The fund pays premiums to FIDFUNDS on a calendar year basis, which are amortized over one year.

5. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period these credits reduced the fund's custody expenses by $7,230.

6. Beneficial Interest.

At the end of the period, all of the outstanding shares of the fund were held by mutual funds managed by FMR or a FMR affiliate.

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Revere Street Trust and the Shareholders of Fidelity Securities Lending Cash Central Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Securities Lending Cash Central Fund (a fund of Fidelity Revere Street Trust) at May 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Securities Lending Cash Central Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
June 29, 2001

Annual Report